The Hartford Conservative Allocation Fund Average Annual Total Returns		12 Months Ended	43 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.17%		3.86%	5.85%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	2.87%	(0.36%)	2.01%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%		13.15%	14.29%
MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%		7.91%	8.41%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.76%		1.55%	3.51%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.05%		1.63%	3.15%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.98%		2.60%	4.48%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.21%		2.95%	4.26%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.42%		4.04%	5.34%
Class R3 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.66%		3.39%	4.73%
Class R4 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.03%		3.69%	5.05%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.35%		4.01%	5.36%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.33%		4.02%	5.33%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.54%		4.14%	5.43%

[1]	Class Y shares commenced operations on October 25, 2024 and performance prior to that date is that of the Fund’s Class I shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.